16. Intangible assets (Details 1) - BRL (R$) R$ in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost		R$ 9,046	R$ 8,494
Intangible assets, accumulated depreciation		(2,882)	(2,258)
Intangible assets, net		6,164	6,236	R$ 2,818
Lease [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost		773	1,157
Intangible assets, accumulated depreciation		(170)	(321)
Intangible assets, net		603	836	899
Right Of Use Paes Mendonca [member] | Lease [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost	[1]	653	836
Intangible assets, accumulated depreciation	[1]	(86)	(56)
Intangible assets, net	[1]	567	780	819
Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost		2,012	1,715
Intangible assets, accumulated depreciation		(982)	(827)
Intangible assets, net		1,030	888	621
Software [member] | Lease [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost		120	321
Intangible assets, accumulated depreciation		(84)	(265)
Intangible assets, net		36	56	80
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost		2,478	2,425
Intangible assets, accumulated depreciation		(1,728)	(1,111)
Intangible assets, net		750	1,314	1,148
Total Intangible Assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost		8,273	7,337
Intangible assets, accumulated depreciation		(2,712)	(1,937)
Intangible assets, net		5,561	5,400	1,919
Commercial Rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost		47	135
Intangible assets, accumulated depreciation			1
Intangible assets, net		47	136	111
Tradename [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost		3,736	3,062
Intangible assets, accumulated depreciation		(2)
Intangible assets, net		R$ 3,734	R$ 3,062	R$ 39

[1]	Correspond to the premium paid for the renewal of the agreement with Paes Mendonca to operate certain stores by 30-year term